Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 971,000.00
Previously Paid Amount	148.66
Total Fee Amount	148.66
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 971,000.00
Final Prospectus	true